The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 73.5%
	AGGREGATE BOND — 7.3%
29,781	Columbia Core Bond ETF	$892,834
8,506	Eaton Vance Short Duration Income ETF	432,573
18,972	Eaton Vance Total Return Bond ETF	962,070
4,424	JPMorgan International Bond Opportunities ETF	213,900
		2,501,377
	BROAD MARKET — 5.6%
1,824	State Street SPDR S&P 1500 Value Tilt ETF	434,490
2,603	Vanguard U.S. Momentum Factor ETF	649,474
4,879	Vanguard U.S. Multifactor ETF	863,437
		1,947,401
	CONVERTIBLE — 6.1%
17,258	iShares Convertible Bond ETF	2,100,989
	CORPORATE — 11.9%
17,328	iShares Investment Grade Systematic Bond ETF	781,666
34,321	Schwab 5-10 Year Corporate Bond ETF	777,027
18,702	State Street SPDR Portfolio High Yield Bond ETF	438,375
34,237	VanEck IG Floating Rate ETF	876,810
6,770	Vanguard Intermediate-Term Corporate Bond ETF	559,540
30,019	WisdomTree Interest Rate Hedged High Yield Bond Fund	675,629
		4,109,047
	EMERGING MARKETS — 1.7%
1,410	Avantis Emerging Markets Equity ETF	136,051
1,514	iShares MSCI Emerging Markets ex China ETF	154,882
5,377	KraneShares MSCI Emerging Markets ex China Index ETF	282,114
		573,047
	ENERGY — 0.1%
815	Global X Uranium ETF	35,615
	FIXED INCOME EMERGING MARKET — 1.5%
12,638	iShares J.P. Morgan EM High Yield Bond ETF	513,924
	GLOBAL — 2.2%
1,938	State Street SPDR Global Dow ETF	358,125
2,472	Vanguard Total World Stock ETF	387,981
		746,106
	GOVERNMENT — 3.1%
3,465	iShares 10-20 Year Treasury Bond ETF	347,713
7,462	iShares 7-10 Year Treasury Bond ETF	705,681
		1,053,394

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	HIGH YIELD BOND — 3.2%
23,938	Pacer Aristotle Pacific Floating Rate High Income ETF	$1,116,229
	INDUSTRIALS — 0.2%
233	iShares U.S. Aerospace & Defense ETF	56,484
	INFLATION PROTECTED — 1.7%
10,321	JPMorgan Inflation Managed Bond ETF	493,860
2,027	Vanguard Short-Term Inflation-Protected Securities ETF	101,816
		595,676
	INTERNATIONAL — 4.0%
1,167	Avantis International Small Cap Value ETF	120,259
9,434	Invesco Dorsey Wright Developed Markets Momentum ETF	527,360
4,478	Invesco S&P International Developed Momentum ETF	269,979
6,869	iShares MSCI International Value Factor ETF	287,262
3,538	Schwab International Small-Cap Equity ETF	170,248
		1,375,108
	LARGE-CAP — 12.6%
2,694	Franklin U.S. Core Dividend Tilt Index ETF	161,904
3,479	iShares Core S&P U.S. Growth ETF	654,365
851	iShares Morningstar Value ETF	86,155
2,333	iShares MSCI USA Value Factor ETF	466,157
13,662	Schwab Fundamental U.S. Large Co. ETF	424,888
816	Schwab U.S. Large-Cap Growth ETF	27,613
5,486	State Street SPDR Portfolio S&P 500 Growth ETF	652,779
8,937	State Street SPDR S&P 500 ESG ETF	651,775
1,907	Vanguard Growth ETF	164,269
200	Vanguard Large-Cap ETF	68,782
442	Vanguard Mega Cap ETF	120,945
533	Vanguard S&P 500 ETF	366,070
2,037	WisdomTree U.S. LargeCap Fund	158,458
3,390	WisdomTree U.S. Value Fund	344,831
		4,348,991
	MATERIALS — 0.8%
1,937	iShares MSCI Global Gold Miners ETF	125,130
4,847	iShares MSCI Global Silver and Metals Miners ETF	149,433
		274,563
	MID-CAP — 5.3%
10,890	Fidelity Enhanced Small Cap Core ETF	525,878
17,175	Invesco Nasdaq Next Gen 100 ETF	780,432
4,658	VictoryShares U.S. Small Mid Cap Value Momentum ETF	511,588
		1,817,898

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	OECD COUNTRIES — 0.8%
6,622	Fidelity Enhanced International ETF	$265,741
	PRECIOUS METALS — 0.4%
1,571	abrdn Physical Silver Shares ETF*	88,322
906	iShares Gold Trust*	68,412
		156,734
	SMALL-CAP — 3.0%
1,785	Vanguard Russell 2000 Growth	513,509
1,424	Vanguard Small-Cap Growth ETF	520,757
		1,034,266
	TECHNOLOGY — 0.1%
76	VanEck Semiconductor ETF	49,848
	THEMATIC — 1.8%
2,330	First Trust U.S. Equity Opportunities ETF	480,399
685	Global X Artificial Intelligence & Technology ETF	44,943
1,663	Global X U.S. Electrification ETF	57,556
768	Global X U.S. Infrastructure Development ETF	45,251
		628,149
	UNKNOWN BLOOMBERG FUND OBJECTIVE — 0.1%
141	Invesco Aerospace & Defense ETF	24,908
	Total Exchange-Traded Funds
	(Cost $23,140,540)	25,325,495
	MUTUAL FUNDS — 24.1%
	AGGREGATE BOND — 2.2%
22,838	Allspring Core Plus Bond Fund - Class R6	255,329
27,150	Vanguard Core Bond Fund, Admiral Shares	488,691
		744,020
	BLEND LARGE CAP — 0.6%
3,948	DFA U.S. Large Co. Portfolio - Class Institutional	196,478
	BLEND MID CAP — 1.8%
13,788	Vanguard Strategic Equity Fund - Class Investor	623,885
	BLEND SMALL CAP — 1.5%
9,825	Vanguard Strategic Small-Cap Equity Fund - Class Investor	521,928
	EMERGING MARKETS BOND — 2.2%
1,103	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	8,148
30,379	Vanguard Emerging Markets Bond Fund, Admiral Shares	763,421
		771,569

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN AGGREGATE BOND — 3.0%
93,264	Dodge & Cox Global Bond Fund - Class I	$1,045,489
	FOREIGN BLEND — 2.1%
7,350	Dimensional Global Equity Portfolio - Class Institutional	325,763
17,941	Vanguard Global Capital Cycles Fund - Class Investor	407,624
		733,387
	FOREIGN GROWTH — 1.8%
4,693	New Economy Fund - Class R-6	428,701
8,129	Vanguard International Explorer Fund - Class Investor	178,507
		607,208
	FOREIGN VALUE — 1.0%
2,050	DFA International Small Cap Value Portfolio - Class Institutional	67,259
9,306	DFA International Value Portfolio - Class Institutional	290,078
		357,337
	GENERAL CORPORATE BOND — 4.1%
151,584	T Rowe Price Institutional Floating Rate Fund - Class Institutional	1,399,118
	GROWTH BROAD MARKET — 0.8%
3,843	New Perspective Fund - Class R-6	290,980
	GROWTH LARGE CAP — 0.1%
210	Nuveen Large Cap Growth Index Fund - Class R6	16,767
	HIGH YIELD BOND — 1.6%
55,289	American High-Income Trust - Class F-3	542,941
	VALUE MID CAP — 1.3%
10,575	DFA U.S. Targeted Value Portfolio - Class Institutional	459,580
	Total Mutual Funds
	(Cost $7,783,666)	8,310,687
	MONEY MARKET FUNDS — 2.4%
585,389	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.55%[1]	585,389
247,233	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.25%[1]	247,233
	Money Market Funds
	(Cost $832,622)	832,622

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
	TOTAL INVESTMENTS — 100.0%
	(Cost $31,756,828)	$34,468,804
	Other Assets in Excess of Liabilities — 0.0%	2,137
	TOTAL NET ASSETS — 100.0%	$34,470,941

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2026.